Other Short-Term Borrowings - Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Other short-term borrowings [Abstract]
Commercial paper	€ 5,274	€ 3,219
Other	13,137	14,076
Total other short-term borrowings	€ 18,411	€ 17,295